RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)			1 Months Ended	3 Months Ended				4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2021	Mar. 22, 2021	Mar. 31, 2021	Jun. 30, 2022	Mar. 31, 2022		Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Expenses incurred and paid					$ 5,000
General and administrative expenses - Related Party			$ 0	$ 198,000	90,000	[1]			$ 288,000	$ 167,849
Sponsor
Related Party Transaction [Line Items]
Proceeds from promissory note - related party					117,000				117,000	117,000
Working capital loans | Sponsor
Related Party Transaction [Line Items]
Working capital loan outstanding				179,000	0				179,000	0
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note		$ 200,000
Proceeds from promissory note - related party	$ 117,000	$ 117,000
Related Party Loans | Working capital loans
Related Party Transaction [Line Items]
Working capital loan outstanding				179,000	0				179,000	0
Loan conversion agreement warrant				$ 1,500,000	$ 1,500,000				$ 1,500,000	$ 1,500,000
Price of warrants				$ 1.00	$ 1.00				$ 1.00	$ 1.00
Support Agreement and Services
Related Party Transaction [Line Items]
Expenses incurred and paid									$ 103,000	$ 18,000
General and administrative expenses - Related Party				$ 30,000	$ 30,000		$ 0	$ 0	60,000	55,000
Support Agreement and Services | Sponsor
Related Party Transaction [Line Items]
Expenses per month					$ 10,000				10,000	10,000
General and administrative expenses - Related Party								$ 0	$ 228,000	$ 113,000

[1]	This number excludes up to 450,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The underwriter fully exercised its over-allotment option on July 19, 2021; therefore, 450,000 Founder Shares were no longer subject to forfeiture (see Note 5).